U.S. Government Securities Fund®
Investment portfolio
November 30, 2025
unaudited

Bonds, notes & other debt instruments 87.61% Mortgage-backed obligations 44.01% Federal agency mortgage-backed obligations 43.97%	Principal amount (000)	Value (000)
Fannie Mae Pool #256708 6.50% 3/1/2027 (a)	USD1	$1
Fannie Mae Pool #256993 6.50% 11/1/2027 (a)	24	24
Fannie Mae Pool #257055 6.50% 12/1/2027 (a)	47	49
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	3	3
Fannie Mae Pool #AD0329 6.50% 9/1/2028 (a)	1	1
Fannie Mae Pool #AL5156 6.50% 2/1/2029 (a)	57	59
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	54	53
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	81	80
Fannie Mae Pool #735571 8.00% 11/1/2031 (a)	7	7
Fannie Mae Pool #555254 6.50% 1/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #CA1442 3.00% 3/1/2033 (a)	269	263
Fannie Mae Pool #BJ5302 3.00% 3/1/2033 (a)	224	218
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (a)	4	4
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	2,743	2,619
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	7,739	7,397
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	11	11
Fannie Mae Pool #AS6870 4.00% 3/1/2036 (a)	1,202	1,197
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	2,570	2,560
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	2,249	2,238
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	2,319	2,306
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	4,540	4,516
Fannie Mae Pool #898565 6.50% 10/1/2036 (a)	— (b)	— (b)
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	1,733	1,641
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	147	139
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	261	260
Fannie Mae Pool #MA2856 4.00% 12/1/2036 (a)	6	6
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	1,170	1,107
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	629	595
Fannie Mae Pool #888372 6.50% 4/1/2037 (a)	10	11
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (a)	1,956	1,851
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	909	860
Fannie Mae Pool #256810 6.50% 7/1/2037 (a)	21	22
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	12	12
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	2,072	2,063
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	26	27
Fannie Mae Pool #888873 6.50% 8/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	152	144
Fannie Mae Pool #947337 6.50% 10/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	29	30
Fannie Mae Pool #954832 6.50% 1/1/2038 (a)	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	28	28
Fannie Mae Pool #889388 7.00% 3/1/2038 (a)	101	106
Fannie Mae Pool #AL1308 6.50% 5/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	67	69
U.S. Government Securities Fund — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	USD28	$29
Fannie Mae Pool #MA5713 6.00% 5/1/2040 (a)	483	500
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (a)	2,376	2,461
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (a)	900	933
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	2,321	2,076
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	2,621	2,340
Fannie Mae Pool #AH0351 4.50% 2/1/2041 (a)	141	142
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	24,713	21,820
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	461	475
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	231	239
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	124	127
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	11,672	10,302
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	4,613	4,077
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	1,597	1,411
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	87,727	77,294
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	7,981	7,013
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	211	218
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	135	132
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	119	123
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	52	54
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	34,842	30,644
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	25	26
Fannie Mae Pool #AJ9327 3.50% 1/1/2042 (a)	18	17
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,061	5,327
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,621	2,302
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	201	193
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	94	89
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	20	19
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	29	28
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	6,173	5,735
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	846	811
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	214	204
Fannie Mae Pool #DC2376 6.50% 8/1/2044 (a)	968	1,005
Fannie Mae Pool #MA5482 6.50% 9/1/2044 (a)	2,194	2,280
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	128	122
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	64	61
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	256	244
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	510	485
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	107,242	101,972
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	103	95
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	5,189	4,743
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	312	295
Fannie Mae Pool #AS8804 3.50% 2/1/2047 (a)	4,828	4,528
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	109	100
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	415	393
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	105	100
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	60	57
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	56	53
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	34	33
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	7,142	6,715
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	712	693
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	304	288
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	419	408
U.S. Government Securities Fund — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	USD568	$553
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	172	167
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	88	88
Fannie Mae Pool #BN1172 4.50% 11/1/2048 (a)	133	132
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,024	1,002
Fannie Mae Pool #FM2656 3.50% 1/1/2049 (a)	1,287	1,218
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	2,545	2,657
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	27,716	26,364
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	8,588	8,136
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,175	3,012
Fannie Mae Pool #FM1220 3.50% 7/1/2049 (a)	1,744	1,644
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	828	784
Fannie Mae Pool #FM1505 3.00% 9/1/2049 (a)	8,597	7,780
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,236	4,019
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,384	2,257
Fannie Mae Pool #BO2890 3.00% 11/1/2049 (a)	1,804	1,635
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	8,702	7,917
Fannie Mae Pool #FM2389 3.50% 2/1/2050 (a)	1,036	976
Fannie Mae Pool #FM2822 3.00% 3/1/2050 (a)	5,790	5,239
Fannie Mae Pool #FM2777 3.00% 3/1/2050 (a)	2,808	2,542
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (a)	39	35
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,856	1,613
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	8,543	7,434
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	3	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	423	361
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (a)	148	126
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	316	284
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	3,672	3,060
Fannie Mae Pool #BK5659 2.00% 10/1/2050 (a)	3,368	2,745
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	1,816	1,581
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	1,985	1,619
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	20,269	17,431
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	79	68
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	10,626	8,667
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	2,262	1,856
Fannie Mae Pool #BQ9314 2.00% 12/1/2050 (a)	1,977	1,611
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	141	141
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	876	719
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (a)	9,009	7,340
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (a)	2,381	1,941
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (a)	2,187	1,795
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	610	497
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	7,815	6,765
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (a)	6,906	6,141
Fannie Mae Pool #CA9308 3.00% 2/1/2051 (a)	201	179
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	9,028	7,539
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (a)	742	633
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	6,272	5,145
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	277	226
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	250	204
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	107	88
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	18,799	16,015
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	1,243	1,059
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	26,722	24,332
U.S. Government Securities Fund — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0047 3.00% 4/1/2051 (a)	USD938	$834
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	4,544	3,702
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	63	52
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,953	4,260
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	764	651
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	176	150
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	20,833	16,974
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	742	632
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	2,319	2,105
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	19,185	15,721
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	150	123
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	16,574	14,221
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	2,340	1,993
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,802	1,569
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	947	807
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	440	375
Fannie Mae Pool #BT1314 2.50% 7/1/2051 (a)	222	189
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	15,881	13,529
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	1,856	1,584
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (a)	652	582
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	270	242
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	6,670	5,732
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	100	81
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	28,617	24,379
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	155	132
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	3,522	2,887
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	487	399
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	11,506	10,010
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	5,408	4,722
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	1,872	1,594
Fannie Mae Pool #BT6033 2.50% 11/1/2051 (a)	671	572
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	16,135	14,602
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	11,876	10,705
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,175	4,681
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	984	876
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (a)	778	693
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,576	1,292
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	33,919	29,815
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	15,960	13,616
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	12,005	10,382
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	5,939	5,177
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	2,560	2,219
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	2,569	2,188
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	1,237	1,071
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	962	835
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	962	834
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (a)	723	617
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	34,752	31,487
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	7,983	7,276
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (a)	2,824	2,514
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,512	1,367
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (a)	2,652	2,168
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	49	40
Fannie Mae Pool #BQ7059 2.00% 1/1/2052 (a)	32	26
U.S. Government Securities Fund — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (a)	USD5,975	$5,090
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,222	1,893
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	217	186
Fannie Mae Pool #FS0502 2.50% 1/1/2052 (a)	186	158
Fannie Mae Pool #BU1430 2.50% 1/1/2052 (a)	179	153
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	176	150
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (a)	24	20
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	24	20
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	16,950	15,265
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	297	265
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (a)	44	39
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	6,985	5,721
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	6,542	5,372
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	4,470	3,652
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	2,034	1,663
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	1,931	1,669
Fannie Mae Pool #FS0546 2.50% 2/1/2052 (a)	1,367	1,164
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	1,270	1,082
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (a)	152	129
Fannie Mae Pool #BT1892 2.50% 2/1/2052 (a)	91	77
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	4,853	4,407
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (a)	691	615
Fannie Mae Pool #FS1507 3.00% 2/1/2052 (a)	116	103
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	16,005	13,074
Fannie Mae Pool #BV4128 2.00% 3/1/2052 (a)	2,290	1,877
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,634	1,335
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,627	1,332
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,598	1,308
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (a)	110	89
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	13,193	11,239
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	431	369
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (a)	154	132
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	13,334	11,869
Fannie Mae Pool #BV4201 3.00% 3/1/2052 (a)	5,957	5,304
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	985	881
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	721	691
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	20,136	16,471
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	7,178	5,874
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	749	639
Fannie Mae Pool #FS4712 2.50% 4/1/2052 (a)	228	194
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (a)	689	638
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,178	1,130
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,749	2,251
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	1,443	1,283
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	768	684
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (a)	22	19
Fannie Mae Pool #CB3780 3.50% 5/1/2052 (a)	998	924
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,209	988
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (a)	8,703	7,748
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (a)	673	624
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (a)	25	23
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	30,185	28,943
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	30,027	28,794
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	2,439	2,340
U.S. Government Securities Fund — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW3570 4.00% 6/1/2052 (a)	USD395	$378
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	2,491	2,035
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	1,385	1,132
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	21,827	18,605
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	3,813	3,248
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (a)	731	624
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	93	79
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	28	24
Fannie Mae Pool #BV7832 3.00% 7/1/2052 (a)	21	19
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (a)	51	47
Fannie Mae Pool #CB4020 4.00% 7/1/2052 (a)	35	34
Fannie Mae Pool #BW6180 4.00% 8/1/2052 (a)	238	228
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	4,112	4,157
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	157	134
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	911	843
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	1,105	1,058
Fannie Mae Pool #BV0951 4.00% 9/1/2052 (a)	912	872
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	522	500
Fannie Mae Pool #BW7794 4.00% 9/1/2052 (a)	438	419
Fannie Mae Pool #BW6236 4.00% 9/1/2052 (a)	299	287
Fannie Mae Pool #BW1135 4.00% 9/1/2052 (a)	60	58
Fannie Mae Pool #BW8874 4.00% 9/1/2052 (a)	53	50
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	38	37
Fannie Mae Pool #BW7701 4.00% 9/1/2052 (a)	34	32
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	7,971	7,888
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	5,596	5,508
Fannie Mae Pool #BW1258 3.00% 10/1/2052 (a)	26	23
Fannie Mae Pool #BX0391 4.00% 10/1/2052 (a)	3,587	3,440
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	2,287	2,187
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (a)	1,067	1,022
Fannie Mae Pool #BX0506 4.00% 10/1/2052 (a)	689	661
Fannie Mae Pool #FS3393 4.00% 10/1/2052 (a)	138	132
Fannie Mae Pool #BX1202 4.00% 10/1/2052 (a)	86	83
Fannie Mae Pool #CB4958 4.00% 10/1/2052 (a)	62	60
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (a)	46	44
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	7,823	7,963
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	7,010	7,137
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	209	218
Fannie Mae Pool #BX0466 4.00% 11/1/2052 (a)	842	808
Fannie Mae Pool #BX1334 4.00% 11/1/2052 (a)	286	274
Fannie Mae Pool #CB6165 4.00% 11/1/2052 (a)	221	211
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (a)	61	58
Fannie Mae Pool #BX3994 4.00% 11/1/2052 (a)	37	35
Fannie Mae Pool #BX5584 4.00% 11/1/2052 (a)	30	29
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	37,850	37,274
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	339	333
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	2,255	2,161
Fannie Mae Pool #BW5055 4.00% 12/1/2052 (a)	2,227	2,132
Fannie Mae Pool #BW6960 4.00% 12/1/2052 (a)	988	946
Fannie Mae Pool #BW1377 4.00% 12/1/2052 (a)	715	685
Fannie Mae Pool #CB5400 4.00% 12/1/2052 (a)	402	385
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	11,191	11,403
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	694	705
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	222	228
U.S. Government Securities Fund — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX1070 6.00% 12/1/2052 (a)	USD89	$91
Fannie Mae Pool #BW5122 4.00% 1/1/2053 (a)	7,511	7,183
Fannie Mae Pool #BX5662 4.00% 1/1/2053 (a)	1,022	977
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (a)	59	56
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	1,714	1,686
Fannie Mae Pool #BT8034 4.50% 1/1/2053 (a)	133	131
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	28,712	29,477
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	10,844	11,245
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	540	556
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,799	1,886
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	1,992	1,909
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	365	350
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	14,309	14,519
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	8,358	8,722
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	1,905	1,957
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (a)	3,223	3,351
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (a)	993	884
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (a)	54	50
Fannie Mae Pool #CB5882 4.00% 3/1/2053 (a)	2,673	2,558
Fannie Mae Pool #BT8069 4.00% 3/1/2053 (a)	1,087	1,040
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	864	825
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	618	593
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	5,073	5,170
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	4,814	4,906
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	3,631	3,695
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	415	423
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	362	368
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	9,207	9,464
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	6,871	7,102
Fannie Mae Pool #BX6803 6.00% 3/1/2053 (a)	5,726	5,884
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	1,350	1,390
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (a)	59	55
Fannie Mae Pool #FS4444 4.00% 4/1/2053 (a)	1,802	1,728
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (a)	313	299
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	33,105	33,682
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	6,231	6,337
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	5,438	5,539
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	1,228	1,248
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	9,155	9,428
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (a)	7,167	7,380
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,283	4,514
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (a)	202	173
Fannie Mae Pool #FS5335 4.00% 5/1/2053 (a)	815	782
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	71	69
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	48	46
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	12,328	12,363
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,180	4,205
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	9,705	9,872
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	5,262	5,397
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,458	1,483
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	265	269
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	55	56
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	117,392	120,927
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (a)	313	321
U.S. Government Securities Fund — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY2061 6.00% 5/1/2053 (a)	USD288	$296
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	7,483	7,783
Fannie Mae Pool #FS6257 4.00% 6/1/2053 (a)	246	236
Fannie Mae Pool #CB6455 4.00% 6/1/2053 (a)	70	67
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	3,139	3,085
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	165	166
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	45,710	46,473
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	18,538	18,809
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	52,269	53,684
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	35,119	36,092
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	21,838	22,461
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	16,236	16,782
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	5,613	5,767
Fannie Mae Pool #BY4224 6.00% 6/1/2053 (a)	1,041	1,077
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (a)	129	132
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	23,406	24,467
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	8,494	8,831
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	6,502	6,793
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,453	4,462
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	45	41
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (a)	8,708	8,316
Fannie Mae Pool #FS6638 4.00% 7/1/2053 (a)	236	227
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	3,781	3,710
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	2,151	2,157
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	82,510	83,891
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,495	3,596
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (a)	2,807	2,914
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	341	350
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (a)	9,669	10,152
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	5,935	5,824
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	87	88
Fannie Mae Pool #BY8355 6.00% 8/1/2053 (a)	7,252	7,442
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	1,325	1,360
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	28,904	29,712
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	854	878
Fannie Mae Pool #DA0030 6.50% 9/1/2053 (a)	118	124
Fannie Mae Pool #CB7316 4.00% 10/1/2053 (a)	72	69
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	8,235	8,455
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (a)	3,894	4,036
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	7,588	7,888
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,737	1,803
Fannie Mae Pool #DA3541 6.50% 10/1/2053 (a)	665	698
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	9,118	8,725
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (a)	79	75
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	23,423	23,483
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,173	3,224
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	986	1,002
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	30,836	31,706
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	21,268	21,864
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	6,022	6,185
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	7,898	8,281
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,579	3,726
Fannie Mae Pool #DA5064 6.50% 11/1/2053 (a)	655	692
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	183	190
U.S. Government Securities Fund — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (a)	USD928	$860
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,288	2,325
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	236	240
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	7,382	7,579
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	4,680	4,811
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	134,637	139,987
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,339	3,504
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	17,936	18,438
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	11,864	12,170
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	18,179	18,870
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	15,905	16,650
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	961	1,008
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	724	735
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	55,864	57,441
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	24,876	25,580
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,557	6,778
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	785	805
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	18,958	19,662
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	3,874	4,062
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	18,341	18,020
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	15,502	15,823
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	10,453	10,642
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	6,072	6,161
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	25,526	26,229
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	24,189	25,111
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	7,252	7,470
Fannie Mae Pool #CB8226 6.50% 3/1/2054 (a)	29,372	30,599
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,035	3,182
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	30,630	31,264
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	6,727	6,834
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	16,169	16,899
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,228	1,260
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	20,353	21,367
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	16,347	16,584
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	4,088	4,238
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	2,792	2,869
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	2,290	2,368
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	2,151	2,213
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	886	909
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	12,479	12,938
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	2,502	2,596
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,294	2,381
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	2,704	2,753
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	1,633	1,656
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	18,348	18,786
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	8,005	8,292
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	8,010	8,261
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,854	6,077
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	5,068	5,215
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	2,869	2,939
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,975	2,034
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,166	1,195
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	550	564
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	345	353
U.S. Government Securities Fund — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8588 6.50% 7/1/2054 (a)	USD36,519	$38,278
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	25,984	27,260
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	6,184	6,488
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	3,740	3,895
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,550	2,655
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	2,135	2,229
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	991	1,039
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	5,220	5,407
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	4,993	5,116
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	4,944	5,074
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	4,795	4,929
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	2,707	2,774
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	2,683	2,757
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,476	2,544
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,227	2,291
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	2,150	2,217
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	967	999
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	816	844
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	753	781
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	706	724
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	528	542
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	21,835	22,889
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	12,764	13,316
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	2,130	2,207
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	2,012	2,097
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	385	404
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	14,069	14,282
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	7,951	8,094
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	4,386	4,495
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	3,998	4,085
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	105	106
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (a)	38	39
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	5,146	5,307
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (a)	3,882	4,002
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	1,922	1,970
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	1,146	1,180
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	970	995
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	613	631
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	6,433	6,668
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	5,838	6,057
Fannie Mae Pool #DC2687 4.00% 10/1/2054 (a)	1,647	1,570
Fannie Mae Pool #DC6519 6.00% 10/1/2054 (a)	894	916
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	357	366
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	3,577	3,746
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	14,060	14,050
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	7,788	7,917
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,972	5,040
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	28,701	29,449
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	11,457	11,802
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	11,284	11,277
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	6,368	6,382
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	5,008	5,091
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	2,677	2,721
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	3,264	3,358
U.S. Government Securities Fund — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	USD1,921	$1,969
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,385	1,419
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	740	759
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	29,242	30,313
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	530	554
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	12,452	12,478
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,183	1,199
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	11,736	12,091
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	9,343	9,573
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,284	1,316
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (a)	715	733
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	38	38
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	1,800	1,824
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	12,143	12,441
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (a)	151	154
Fannie Mae Pool #FA0643 6.50% 2/1/2055 (a)	33,751	35,217
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	11,064	11,213
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,071	4,171
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	16,248	16,851
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	44,594	46,803
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	1,709	1,674
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	14,979	15,346
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2,371	2,431
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1,442	1,477
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (a)	128	132
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (a)	64	67
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	2,770	2,766
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	31,398	32,167
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	1,396	1,394
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	858	870
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	11,786	12,076
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	8,166	8,364
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	78	80
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	66,899	69,401
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	52,424	53,115
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	1,210	1,238
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	20,992	21,501
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	4,808	4,990
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	28,073	29,442
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	11,797	11,279
Fannie Mae Pool #BF0141 5.50% 9/1/2056 (a)	337	348
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	15,271	14,040
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	6,049	5,560
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	9,881	9,083
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	6,348	5,836
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	21,000	18,378
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	17,083	14,184
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,991	3,912
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	7,065	6,139
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	5,221	4,754
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,282	3,899
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	6,983	6,615
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	39	39
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.466% 7/25/2036 (a)(c)	166	165
U.S. Government Securities Fund — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039 (a)(c)	USD60	$62
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	20	21
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (a)	147	131
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036 (a)	212	192
Freddie Mac Pool #QS0124 1.50% 11/1/2030 (a)	219	209
Freddie Mac Pool #ZS1044 6.50% 2/1/2036 (a)	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036 (a)	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036 (a)	42	42
Freddie Mac Pool #1H1354 6.261% 11/1/2036 (a)(c)	36	37
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	745	705
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (a)	819	848
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (a)	813	842
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (a)	1,954	2,025
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (a)	1,135	1,176
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	2,176	1,894
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	830	856
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	3,920	3,465
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	51,956	45,763
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	81,035	71,398
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	7,449	6,589
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	6,018	5,297
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	31,312	27,539
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	7,730	6,775
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	16,659	14,631
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	104,378	93,796
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	21	21
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	208	200
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	279	268
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	215	206
Freddie Mac Pool #G61082 3.00% 7/1/2043 (a)	2,586	2,406
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,190	1,136
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (a)	745	773
Freddie Mac Pool #760012 5.149% 4/1/2045 (a)(c)	498	506
Freddie Mac Pool #760013 5.153% 4/1/2045 (a)(c)	386	390
Freddie Mac Pool #760014 4.64% 8/1/2045 (a)(c)	533	535
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	6,291	5,992
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	1,147	1,068
Freddie Mac Pool #G60744 3.50% 7/1/2046 (a)	1,074	1,019
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	2,356	2,236
Freddie Mac Pool #760015 3.901% 1/1/2047 (a)(c)	1,195	1,174
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	445	416
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	447	417
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	573	540
Freddie Mac Pool #ZT0538 3.50% 3/1/2048 (a)	913	861
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	389	368
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	386	363
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	317	298
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	291	275
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	269	255
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	190	179
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	162	152
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	111	106
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	104	98
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	14,788	14,403
U.S. Government Securities Fund — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	USD93	$87
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	378	365
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	300	292
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	171	166
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	207	196
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	122	115
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	90	85
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	596	580
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	264	263
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	1,063	1,061
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	502	500
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	338	336
Freddie Mac Pool #ZN4636 3.00% 10/1/2048 (a)	7,718	7,027
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	570	569
Freddie Mac Pool #ZA6700 3.50% 4/1/2049 (a)	4,779	4,487
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,218	1,153
Freddie Mac Pool #SD7502 3.50% 7/1/2049 (a)	3,954	3,714
Freddie Mac Pool #QA1442 3.50% 8/1/2049 (a)	2,261	2,132
Freddie Mac Pool #RA1339 3.00% 9/1/2049 (a)	1,362	1,235
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	357	337
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,008	2,854
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	2,869	2,721
Freddie Mac Pool #SD7513 3.50% 4/1/2050 (a)	40,647	38,124
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (a)	945	842
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	317	285
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	168	143
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	11,689	9,592
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	160	136
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	4,381	3,569
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (a)	2,867	2,336
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	369	303
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	614	504
Freddie Mac Pool #RA4982 2.00% 4/1/2051 (a)	4,287	3,493
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	17,554	14,976
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	23,370	19,308
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	339	276
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,828	4,152
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (a)	675	576
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (a)	710	605
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (a)	219	187
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (a)	3,598	3,081
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (a)	37	32
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (a)	5,677	5,051
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	1,283	1,165
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	957	815
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	9,130	8,122
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	5,286	4,609
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (a)	217	185
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	5,936	5,278
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	1,691	1,531
Freddie Mac Pool #RA5995 2.50% 10/1/2051 (a)	1,366	1,164
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	731	623
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (a)	500	426
Freddie Mac Pool #QC7814 2.50% 10/1/2051 (a)	189	161
U.S. Government Securities Fund — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC9256 2.50% 10/1/2051 (a)	USD182	$156
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	436	394
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	998	930
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	4,763	3,904
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,027	4,372
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	3,633	3,160
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	787	644
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (a)	44	36
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	365	311
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	7,109	6,324
Freddie Mac Pool #QD3120 3.00% 12/1/2051 (a)	23	21
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (a)	38	31
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	9,635	8,221
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	2,585	2,245
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (a)	1,245	1,061
Freddie Mac Pool #QD5042 3.00% 1/1/2052 (a)	14,641	13,041
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (a)	2,941	2,615
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	815	736
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (a)	530	472
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	1,464	1,193
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	406	332
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	378	309
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (a)	33	27
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (a)	189	161
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (a)	173	147
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	49	42
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	987	877
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	18,290	17,237
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	1,738	1,621
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	49,267	40,352
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	8,885	7,264
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,779	1,455
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	251	205
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,056	1,787
Freddie Mac Pool #QD9973 2.50% 3/1/2052 (a)	721	614
Freddie Mac Pool #QD8807 2.50% 3/1/2052 (a)	220	188
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)	211	180
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	14,370	12,990
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	2,872	2,660
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	1,980	1,833
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,638	1,341
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	3,695	3,148
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	1,164	1,012
Freddie Mac Pool #QD9868 3.50% 4/1/2052 (a)	24	22
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (a)	9,967	8,155
Freddie Mac Pool #8D0226 2.545% 5/1/2052 (a)(c)	5,372	4,994
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	56,427	50,349
Freddie Mac Pool #QE4101 3.50% 5/1/2052 (a)	47	43
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	40	37
Freddie Mac Pool #QE1719 4.00% 5/1/2052 (a)	597	571
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	2,876	2,355
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	229	196
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	20,414	18,184
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	1,421	1,263
U.S. Government Securities Fund — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE5303 3.50% 6/1/2052 (a)	USD61	$56
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (a)	59	55
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (a)	36	33
Freddie Mac Pool #QE3824 3.50% 6/1/2052 (a)	22	21
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	12,601	12,399
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	35,840	30,532
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	338	288
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	29,961	26,688
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (a)	123	114
Freddie Mac Pool #QE4998 4.00% 7/1/2052 (a)	85	81
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	47	45
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	1,603	1,309
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	479	427
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	81	72
Freddie Mac Pool #QE8105 3.50% 8/1/2052 (a)	1,777	1,646
Freddie Mac Pool #SD1343 4.00% 8/1/2052 (a)	478	458
Freddie Mac Pool #QE8992 4.00% 8/1/2052 (a)	322	310
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (a)	183	175
Freddie Mac Pool #SD1382 4.00% 8/1/2052 (a)	53	51
Freddie Mac Pool #QE6678 4.00% 8/1/2052 (a)	26	25
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	2,288	2,258
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (a)	736	749
Freddie Mac Pool #QE9618 4.00% 9/1/2052 (a)	2,456	2,355
Freddie Mac Pool #QE9610 4.00% 9/1/2052 (a)	2,301	2,205
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	872	837
Freddie Mac Pool #QF0105 4.00% 9/1/2052 (a)	622	596
Freddie Mac Pool #QE9564 4.00% 9/1/2052 (a)	467	448
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	295	282
Freddie Mac Pool #QF1655 4.00% 9/1/2052 (a)	52	50
Freddie Mac Pool #QE9805 4.00% 9/1/2052 (a)	29	27
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	10,193	10,032
Freddie Mac Pool #SD8245 4.50% 9/1/2052 (a)	3,558	3,504
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	2,345	2,314
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	1,477	1,453
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	47,255	47,478
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	4,973	4,763
Freddie Mac Pool #QF1730 4.00% 10/1/2052 (a)	542	520
Freddie Mac Pool #QF1221 4.00% 10/1/2052 (a)	400	384
Freddie Mac Pool #QF1575 4.00% 10/1/2052 (a)	235	225
Freddie Mac Pool #QF1925 4.00% 10/1/2052 (a)	227	218
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	14,686	14,452
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	1,003	987
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	13,671	13,717
Freddie Mac Pool #QF2443 4.00% 11/1/2052 (a)	1,951	1,870
Freddie Mac Pool #QF4190 4.00% 11/1/2052 (a)	437	419
Freddie Mac Pool #QF3165 4.00% 11/1/2052 (a)	270	259
Freddie Mac Pool #QF3906 4.00% 11/1/2052 (a)	224	215
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	16,853	16,913
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	24,334	24,756
Freddie Mac Pool #QF4668 4.00% 12/1/2052 (a)	494	472
Freddie Mac Pool #QF5391 4.00% 12/1/2052 (a)	30	29
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	19,631	19,696
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (a)	783	796
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (a)	270	274
U.S. Government Securities Fund — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	USD51,339	$53,458
Freddie Mac Pool #QF5422 4.00% 1/1/2053 (a)	1,060	1,015
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	188,453	189,064
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	137,959	141,936
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	417	430
Freddie Mac Pool #SD2238 4.00% 2/1/2053 (a)	1,795	1,715
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	1,713	1,638
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	8,599	8,744
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	8,858	9,114
Freddie Mac Pool #RJ0150 4.00% 3/1/2053 (a)	595	570
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (a)	1,577	1,607
Freddie Mac Pool #RA8748 6.00% 3/1/2053 (a)	10,475	10,874
Freddie Mac Pool #QG1221 4.00% 4/1/2053 (a)	2,219	2,125
Freddie Mac Pool #SD2738 4.00% 4/1/2053 (a)	900	863
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	53	51
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,377	6,417
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	435	436
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	10,738	10,909
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	9,676	9,955
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	5,106	5,254
Freddie Mac Pool #SD3450 3.50% 5/1/2053 (a)	22	20
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	1,012	995
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	6,412	6,432
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	14,431	14,679
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	4,731	4,795
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	4,500	4,591
Freddie Mac Pool #QG2197 5.50% 5/1/2053 (a)	4,033	4,132
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	83,160	85,429
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	9,773	10,061
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	150	151
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	62,234	63,261
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	32,959	33,511
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	506	519
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	38	39
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	202,850	208,065
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	9,607	9,872
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	4,928	5,109
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	4,442	4,567
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,899	2,996
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,449	2,552
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	2,038	2,096
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	9,255	9,660
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	8,167	8,524
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	7,595	8,015
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	7,599	8,008
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	5,295	5,594
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	4,168	4,387
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	2,619	2,791
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	2,523	2,623
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	129	130
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	238,544	242,420
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	8,716	8,874
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	22,524	23,144
U.S. Government Securities Fund — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	USD135	$140
Freddie Mac Pool #RA9381 6.50% 7/1/2053 (a)	18,150	19,079
Freddie Mac Pool #SL0707 3.50% 8/1/2053 (a)	48	45
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	13,497	13,883
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	227,723	233,853
Freddie Mac Pool #QG9159 6.00% 8/1/2053 (a)	9,557	9,874
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	3,433	3,527
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	1,081	1,111
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	17,406	17,678
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	20,763	21,326
Freddie Mac Pool #QH0857 6.50% 9/1/2053 (a)	45	47
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (a)	2,070	1,843
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	55,043	56,491
Freddie Mac Pool #SD4546 6.00% 10/1/2053 (a)	22,083	22,701
Freddie Mac Pool #RJ0108 6.50% 10/1/2053 (a)	32,523	34,143
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	8,991	8,819
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	14,639	14,676
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	10,137	10,402
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	5,331	5,546
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	296	307
Freddie Mac Pool #RJ0325 6.50% 11/1/2053 (a)	62	64
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	68	70
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	2,952	2,412
Freddie Mac Pool #SD4699 6.00% 1/1/2054 (a)	45,540	46,821
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	15,024	15,406
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (a)	6,013	6,242
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	4,349	4,560
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	4,251	4,422
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	3,861	4,017
Freddie Mac Pool #QH8689 6.50% 1/1/2054 (a)	2,675	2,796
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	1,973	1,882
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	1,940	1,969
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (a)	15,014	15,464
Freddie Mac Pool #RJ0940 6.00% 2/1/2054 (a)	12,021	12,357
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	3,709	3,803
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	3,260	3,380
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	2,788	2,859
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	59,192	62,176
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	17,194	17,875
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	24,473	24,831
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	16,085	16,390
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	36,935	38,134
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,730	1,776
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	4,838	5,024
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	7,384	7,537
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,209	1,227
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	1,588	1,639
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	1,048	1,088
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	854	881
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	4,519	4,739
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	2,052	2,132
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	6,511	6,609
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	7,555	7,779
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,520	1,578
U.S. Government Securities Fund — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	USD9	$9
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	27,147	28,336
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	13,687	14,368
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (a)	3,633	3,781
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	7,611	7,630
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	1,854	1,890
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	3,855	3,977
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	2,740	2,844
Freddie Mac Pool #QI7562 6.00% 6/1/2054 (a)	123	127
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	4	4
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	54,724	56,818
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	31,821	33,477
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	12,138	12,640
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	7,312	7,696
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,409	4,625
Freddie Mac Pool #QI9079 6.50% 6/1/2054 (a)	2,060	2,143
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	14,942	15,143
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	1,341	1,365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	18,058	18,801
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	12,352	12,746
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	12,384	12,725
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	5,382	5,560
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	5,386	5,518
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	3,854	3,959
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,108	2,166
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	2,092	2,151
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (a)	715	733
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	73,929	76,757
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	33,228	34,440
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	3,622	3,800
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	5,158	5,242
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,123	4,208
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,269	3,321
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,006	3,053
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	547	557
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	37,190	38,224
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	16,849	17,313
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	3,391	3,474
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	3,218	3,318
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	1,571	1,630
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1,104	1,133
Freddie Mac Pool #SD6530 6.50% 8/1/2054 (a)	48,353	50,824
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	36,810	38,153
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	26,054	27,132
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	9,565	9,970
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	8,865	9,231
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	5,058	5,262
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,303	3,459
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,303	2,416
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	844	876
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	8,301	8,436
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	7,669	7,850
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	3,435	3,515
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	3,139	3,188
U.S. Government Securities Fund — Page 18 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	USD1,014	$1,028
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	218	221
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	11,358	11,670
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	6,130	6,321
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	5,724	5,942
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,509	5,723
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,350	3,442
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	2,536	2,632
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	22,904	23,885
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	16,279	16,916
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	7,800	8,104
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	5,887	6,101
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	5,132	5,341
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,197	3,334
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	2,328	2,421
Freddie Mac Pool #QJ3334 6.50% 9/1/2054 (a)	2,056	2,131
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,617	1,683
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	166	174
Freddie Mac Pool #QJ4654 6.50% 9/1/2054 (a)	13	14
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	778	741
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	176	177
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	13,185	13,415
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	5,057	5,127
Freddie Mac Pool #SD6686 6.00% 10/1/2054 (a)	361	370
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	7,714	8,015
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	6,096	5,811
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	7,893	7,735
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	4,718	4,717
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	258	258
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	42,821	43,403
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,054	11,223
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (a)	1,271	1,288
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	10,993	11,004
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	8,319	8,349
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	5,534	5,546
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	3,540	3,554
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	3,370	3,368
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	1,832	1,836
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	2,436	2,469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	1,717	1,741
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	2,970	3,055
Freddie Mac Pool #QX0923 6.50% 12/1/2054 (a)	3,848	3,991
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	9,959	10,092
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	44,849	46,288
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	41,939	42,972
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	12,825	13,239
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	820	840
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	10,041	10,542
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	19,002	18,616
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	11	11
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	33,020	33,829
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (a)	188	192
Freddie Mac Pool #QX6647 6.00% 2/1/2055 (a)	152	156
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	279	291
U.S. Government Securities Fund — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	USD25	$26
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	378	383
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	10,394	10,649
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	57,060	59,864
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	20,282	21,022
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	138	144
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	1,199	1,200
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	43,983	45,060
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,412	2,470
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	265	271
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	1,898	1,967
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	2,516	2,512
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	48,006	49,192
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (a)	776	795
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	9,302	9,290
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	15,604	15,810
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	221,291	226,671
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (a)	9,318	9,550
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	1,307	1,340
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	15,240	15,616
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	3,087	3,164
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	35,431	37,146
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	22,726	23,846
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	331	335
Freddie Mac, Series K058, Class A2, 2.653% 8/25/2026 (a)	3,507	3,472
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.507% 5/15/2036 (a)(c)	318	315
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027 (a)	1,370	1,359
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028 (a)	560	557
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	50,000	50,869
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	115	103
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	268	237
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (a)	88	82
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	12,017	11,481
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	8,494	7,550
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	1,702	1,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	13,685	12,999
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	13,521	12,904
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	8,920	7,809
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	9,179	8,430
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	5,181	4,755
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	2,717	2,648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	10,001	9,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/25/2057 (a)	2,129	2,080
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 3/25/2058 (a)	1,451	1,309
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	7,383	6,676
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	2,532	2,470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	8,483	7,658
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	15,242	14,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	3,738	3,387
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	339	330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	9,313	8,779
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	9,104	8,915
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	45,823	45,131
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	29,926	28,847
U.S. Government Securities Fund — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	USD16,011	$15,437
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	11,238	10,467
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	4,381	3,963
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	41,900	40,968
Government National Mortgage Assn. 3.50% 12/1/2055 (a)(d)	27,680	25,380
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029 (a)	41	42
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032 (a)	138	142
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034 (a)	594	583
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037 (a)	56	58
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	83	87
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038 (a)	10	10
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	32	32
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038 (a)	55	57
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038 (a)	50	51
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038 (a)	41	41
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039 (a)	351	369
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039 (a)	88	86
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039 (a)	10	10
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	171	176
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	489	518
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	306	309
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	738	764
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040 (a)	118	119
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040 (a)	94	96
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041 (a)	25	25
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	1,375	1,406
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041 (a)	44	45
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041 (a)	78	74
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041 (a)	59	59
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041 (a)	402	371
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	3,099	3,078
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042 (a)	850	824
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042 (a)	346	335
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043 (a)	518	473
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	9	9
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	17	17
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	9,445	7,872
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,141	3,588
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	10,702	8,919
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	23,842	20,715
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,101	3,524
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	7,960	6,857
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	43,193	37,128
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	15,813	13,622
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	36,958	32,032
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	5,026	4,367
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	19,264	16,761
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	11,529	10,018
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	9,255	7,984
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,710	4,254
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,559	3,215
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	23,910	22,194
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	273	238
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	4,418	4,080
U.S. Government Securities Fund — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	USD23,616	$21,979
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	38,252	36,599
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	4,439	4,246
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	2,812	2,690
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	33,333	32,795
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	36,735	36,057
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	14,225	13,956
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	13,857	13,219
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	16,566	16,222
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	43,503	41,285
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	6,284	6,356
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,138	2,162
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	18,836	19,043
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	21,358	21,604
Government National Mortgage Assn. Pool #892950 4.722% 7/20/2060 (a)(c)	15	16
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (a)	2	2
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (a)	10	10
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061 (a)	1	1
Government National Mortgage Assn. Pool #795471 5.197% 2/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #759735 4.756% 3/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #767610 4.592% 11/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #767641 4.393% 5/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #795533 4.817% 5/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #894475 6.672% 10/20/2063 (a)(c)	181	185
Government National Mortgage Assn. Pool #AG8068 4.817% 1/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #894482 6.463% 2/20/2064 (a)(c)	320	328
Government National Mortgage Assn. Pool #AG8149 4.339% 6/20/2064 (a)(c)	20	20
Government National Mortgage Assn. Pool #AG8156 4.78% 7/20/2064 (a)(c)	4	4
Government National Mortgage Assn. Pool #AG8150 4.881% 7/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AG8155 5.198% 7/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8194 4.228% 9/20/2064 (a)	4	4
Government National Mortgage Assn. Pool #AG8189 5.197% 9/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AL7438 4.694% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033 (a)	31	31
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.34% 5/20/2062 (a)(c)	67	67
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.708% 7/20/2062 (a)(c)	64	64
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.866% 10/20/2062 (a)(c)	63	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	5,388	4,041
Uniform Mortgage-Backed Security 2.00% 12/1/2040 (a)(d)	29,100	26,910
Uniform Mortgage-Backed Security 2.50% 12/1/2040 (a)(d)	15,421	14,584
Uniform Mortgage-Backed Security 4.00% 12/1/2040 (a)(d)	16,000	15,784
Uniform Mortgage-Backed Security 5.00% 12/1/2040 (a)(d)	10,000	10,115
Uniform Mortgage-Backed Security 2.00% 12/1/2055 (a)(d)	47,338	38,530
Uniform Mortgage-Backed Security 2.50% 12/1/2055 (a)(d)	94,204	80,165
Uniform Mortgage-Backed Security 3.00% 12/1/2055 (a)(d)	10,851	9,639
Uniform Mortgage-Backed Security 3.50% 12/1/2055 (a)(d)	44,194	40,883
Uniform Mortgage-Backed Security 4.00% 12/1/2055 (a)(d)	28,473	27,123
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (a)(d)	120,253	117,738
Uniform Mortgage-Backed Security 5.50% 12/1/2055 (a)(d)	60,342	61,112
Uniform Mortgage-Backed Security 6.00% 12/1/2055 (a)(d)	125,211	128,216
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (a)(d)	466,102	482,910
Uniform Mortgage-Backed Security 7.00% 12/1/2055 (a)(d)	65,090	68,279
U.S. Government Securities Fund — Page 22 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(d)	USD181,559	$147,806
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(d)	49,989	46,228
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(d)	67,604	68,409
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(d)	68,558	71,965
		10,523,949
Collateralized mortgage-backed obligations 0.04%
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(e)	10,909	10,671
Total mortgage-backed obligations		10,534,620
U.S. Treasury bonds & notes 42.80% U.S. Treasury 38.80%
Federal National Mortgage Association 7.125% 1/15/2030	5,000	5,670
U.S. Treasury 4.25% 12/31/2025	235,000	235,092
U.S. Treasury 4.25% 1/31/2026	114,000	114,067
U.S. Treasury 4.625% 2/28/2026	130,000	130,249
U.S. Treasury 4.50% 3/31/2026	20,000	20,045
U.S. Treasury 0.75% 4/30/2026	11,220	11,081
U.S. Treasury 4.875% 4/30/2026	130,000	130,604
U.S. Treasury 4.375% 7/31/2026 (f)	595,000	597,510
U.S. Treasury 1.375% 8/31/2026	2,500	2,458
U.S. Treasury 4.625% 9/15/2026	51,444	51,828
U.S. Treasury 0.875% 9/30/2026	400	391
U.S. Treasury 3.50% 9/30/2026	136,000	135,817
U.S. Treasury 1.125% 10/31/2026	27,500	26,879
U.S. Treasury 2.00% 11/15/2026	50,000	49,230
U.S. Treasury 4.625% 11/15/2026	27,500	27,753
U.S. Treasury 4.375% 12/15/2026	85,815	86,478
U.S. Treasury 1.25% 12/31/2026	35,000	34,130
U.S. Treasury 4.25% 12/31/2026	32,704	32,920
U.S. Treasury 1.50% 1/31/2027	13,500	13,179
U.S. Treasury 4.125% 1/31/2027	51,000	51,303
U.S. Treasury 4.125% 2/15/2027	6,600	6,642
U.S. Treasury 1.875% 2/28/2027	18,463	18,082
U.S. Treasury 4.50% 4/15/2027	65,261	66,072
U.S. Treasury 3.75% 4/30/2027	45,034	45,150
U.S. Treasury 2.375% 5/15/2027	48,800	47,996
U.S. Treasury 2.625% 5/31/2027	30,980	30,568
U.S. Treasury 3.875% 5/31/2027	56,788	57,056
U.S. Treasury 0.50% 6/30/2027	14,000	13,354
U.S. Treasury 3.25% 6/30/2027	176,919	176,159
U.S. Treasury 3.75% 6/30/2027	418,582	419,923
U.S. Treasury 4.375% 7/15/2027	10,360	10,497
U.S. Treasury 2.75% 7/31/2027	56,000	55,294
U.S. Treasury 3.875% 7/31/2027	28,432	28,586
U.S. Treasury 0.50% 8/31/2027	33,320	31,629
U.S. Treasury 3.625% 8/31/2027	44,546	44,624
U.S. Treasury 3.375% 9/15/2027	80,000	79,803
U.S. Treasury 0.375% 9/30/2027	45,000	42,519
U.S. Treasury 4.125% 9/30/2027	3,100	3,133
U.S. Treasury 3.875% 10/15/2027	2,427	2,443
U.S. Treasury 0.50% 10/31/2027	18,790	17,752
U.S. Treasury 4.125% 11/15/2027	5,057	5,116
U.S. Treasury 0.625% 11/30/2027	3,100	2,930
U.S. Government Securities Fund — Page 23 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 11/30/2027	USD7,625	$7,608
U.S. Treasury 3.875% 11/30/2027	44,000	44,317
U.S. Treasury 3.875% 12/31/2027	166,000	167,271
U.S. Treasury 4.25% 1/15/2028	7,682	7,799
U.S. Treasury 4.25% 2/15/2028 (f)	605,000	614,642
U.S. Treasury 4.00% 2/29/2028	46,435	46,944
U.S. Treasury 1.25% 3/31/2028	390	371
U.S. Treasury 2.875% 5/15/2028	20,000	19,713
U.S. Treasury 1.25% 5/31/2028	6,300	5,966
U.S. Treasury 3.625% 5/31/2028	53,200	53,380
U.S. Treasury 1.25% 6/30/2028	59,360	56,110
U.S. Treasury 4.00% 6/30/2028	84,653	85,733
U.S. Treasury 4.125% 7/31/2028	224,000	227,605
U.S. Treasury 1.125% 8/31/2028	19,110	17,936
U.S. Treasury 4.375% 8/31/2028	16,000	16,367
U.S. Treasury 3.50% 11/15/2028	5,238	5,239
U.S. Treasury 4.375% 11/30/2028	220,840	226,292
U.S. Treasury 1.75% 1/31/2029	25,000	23,690
U.S. Treasury 4.00% 1/31/2029	1,417	1,438
U.S. Treasury 2.625% 2/15/2029	40,000	38,936
U.S. Treasury 4.625% 4/30/2029	12,620	13,065
U.S. Treasury 4.50% 5/31/2029	208,643	215,293
U.S. Treasury 3.25% 6/30/2029	25,000	24,762
U.S. Treasury 2.625% 7/31/2029	63,533	61,560
U.S. Treasury 4.00% 7/31/2029	188,000	190,952
U.S. Treasury 3.875% 9/30/2029	9,600	9,711
U.S. Treasury 4.125% 10/31/2029	99,341	101,410
U.S. Treasury 4.125% 11/30/2029	128,106	130,808
U.S. Treasury 3.875% 12/31/2029	6,000	6,071
U.S. Treasury 4.375% 12/31/2029	294,852	303,928
U.S. Treasury 3.50% 1/31/2030	74,905	74,726
U.S. Treasury 4.00% 2/28/2030	126,000	128,131
U.S. Treasury 4.00% 3/31/2030	32,613	33,170
U.S. Treasury 3.875% 4/30/2030	20,426	20,676
U.S. Treasury 0.625% 5/15/2030	30,880	27,155
U.S. Treasury 3.75% 5/31/2030	35,000	35,246
U.S. Treasury 4.00% 5/31/2030	3,549	3,611
U.S. Treasury 4.00% 7/31/2030	23,355	23,763
U.S. Treasury 0.625% 8/15/2030	14,510	12,660
U.S. Treasury 4.625% 9/30/2030	193,819	202,526
U.S. Treasury 4.875% 10/31/2030	119,277	126,043
U.S. Treasury 3.50% 11/30/2030	6,449	6,419
U.S. Treasury 4.375% 11/30/2030	24,897	25,755
U.S. Treasury 3.75% 12/31/2030	1,956	1,968
U.S. Treasury 4.25% 2/28/2031	8,000	8,236
U.S. Treasury 1.625% 5/15/2031	29,550	26,612
U.S. Treasury 4.25% 6/30/2031	120,000	123,544
U.S. Treasury 4.125% 10/31/2031	1,112	1,137
U.S. Treasury 1.375% 11/15/2031	56,000	49,074
U.S. Treasury 4.125% 11/30/2031	42,310	43,269
U.S. Treasury 4.50% 12/31/2031	4,814	5,019
U.S. Treasury 4.375% 1/31/2032	20,000	20,716
U.S. Treasury 1.875% 2/15/2032	16,949	15,219
U.S. Treasury 4.125% 2/29/2032	40,000	40,881
U.S. Government Securities Fund — Page 24 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 4/30/2032	USD5,100	$5,176
U.S. Treasury 4.125% 5/31/2032	137,460	140,445
U.S. Treasury 4.00% 6/30/2032	215,000	218,065
U.S. Treasury 4.00% 7/31/2032	15,000	15,207
U.S. Treasury 2.75% 8/15/2032	7,514	7,062
U.S. Treasury 3.75% 11/30/2032	4,798	4,785
U.S. Treasury 3.875% 8/15/2033	44,841	44,934
U.S. Treasury 4.00% 2/15/2034	34,006	34,287
U.S. Treasury 4.375% 5/15/2034	36,116	37,349
U.S. Treasury 3.875% 8/15/2034	26,014	25,912
U.S. Treasury 4.25% 11/15/2034	170,978	174,865
U.S. Treasury 4.25% 5/15/2035	6,887	7,031
U.S. Treasury 4.25% 8/15/2035	67,000	68,319
U.S. Treasury 4.00% 11/15/2035	3,600	3,594
U.S. Treasury 5.00% 5/15/2037	1,500	1,626
U.S. Treasury 4.625% 2/15/2040	580	596
U.S. Treasury 1.125% 5/15/2040	3,660	2,370
U.S. Treasury 1.125% 8/15/2040	33,890	21,716
U.S. Treasury, interest only, 0% 11/15/2040 (f)	15,000	7,476
U.S. Treasury 1.375% 11/15/2040	33,948	22,485
U.S. Treasury 1.875% 2/15/2041	22,549	16,070
U.S. Treasury 4.75% 2/15/2041	6,330	6,552
U.S. Treasury 2.25% 5/15/2041	34,863	26,174
U.S. Treasury 1.75% 8/15/2041	93,380	64,301
U.S. Treasury 3.125% 11/15/2041	100	84
U.S. Treasury 3.25% 5/15/2042	39,623	33,704
U.S. Treasury 3.375% 8/15/2042	2,850	2,458
U.S. Treasury 2.75% 11/15/2042	30,021	23,555
U.S. Treasury 3.875% 2/15/2043	11,970	10,990
U.S. Treasury 2.875% 5/15/2043	10,880	8,624
U.S. Treasury 3.875% 5/15/2043	19,985	18,305
U.S. Treasury 4.375% 8/15/2043	9,360	9,128
U.S. Treasury 4.50% 2/15/2044	78,000	77,098
U.S. Treasury 3.375% 5/15/2044	5,278	4,453
U.S. Treasury 4.625% 11/15/2044	3,317	3,319
U.S. Treasury 2.50% 2/15/2045	60,100	43,572
U.S. Treasury 4.75% 2/15/2045	2,482	2,522
U.S. Treasury 3.00% 5/15/2045	3,350	2,638
U.S. Treasury 5.00% 5/15/2045	101,555	106,490
U.S. Treasury 4.875% 8/15/2045	4,549	4,692
U.S. Treasury 4.625% 11/15/2045	2,298	2,297
U.S. Treasury 2.50% 2/15/2046	8,997	6,421
U.S. Treasury 2.25% 8/15/2046	15,360	10,370
U.S. Treasury 3.00% 2/15/2047	20,802	16,060
U.S. Treasury 2.75% 8/15/2047	14,222	10,431
U.S. Treasury 2.75% 11/15/2047	7,375	5,392
U.S. Treasury 3.00% 2/15/2048	15,529	11,864
U.S. Treasury 3.125% 5/15/2048	6,500	5,068
U.S. Treasury 3.00% 8/15/2048	27,802	21,129
U.S. Treasury 2.25% 8/15/2049	13,076	8,442
U.S. Treasury 2.375% 11/15/2049	17,921	11,855
U.S. Treasury 2.00% 2/15/2050	61,360	37,123
U.S. Treasury 1.25% 5/15/2050	124,750	61,927
U.S. Treasury 1.375% 8/15/2050	71,480	36,388
U.S. Government Securities Fund — Page 25 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 11/15/2050 (f)	USD292,196	$158,699
U.S. Treasury 1.875% 2/15/2051	42,054	24,299
U.S. Treasury 2.375% 5/15/2051	100,450	65,355
U.S. Treasury 2.00% 8/15/2051	72,004	42,662
U.S. Treasury 1.875% 11/15/2051	20,830	11,914
U.S. Treasury 2.25% 2/15/2052	500	313
U.S. Treasury 2.875% 5/15/2052	29,000	20,907
U.S. Treasury 4.00% 11/15/2052	19,214	17,156
U.S. Treasury 3.625% 2/15/2053	7,855	6,555
U.S. Treasury 4.125% 8/15/2053	36,908	33,665
U.S. Treasury 4.75% 11/15/2053	70,653	71,382
U.S. Treasury 4.25% 2/15/2054	4,300	4,006
U.S. Treasury 4.625% 5/15/2054	40,042	39,707
U.S. Treasury 4.25% 8/15/2054	18,662	17,385
U.S. Treasury 4.50% 11/15/2054	6,580	6,392
U.S. Treasury 4.625% 2/15/2055	90,000	89,276
U.S. Treasury 4.75% 5/15/2055	1,998	2,023
U.S. Treasury 4.75% 8/15/2055 (f)	343,995	348,350
U.S. Treasury 4.625% 11/15/2055	30,936	30,714
		9,286,041
U.S. Treasury inflation-protected securities 4.00%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (g)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (g)	44,110	43,848
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	99,313	98,503
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	47,161	46,347
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	458,275	465,404
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	61,615	56,799
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	88,701	90,060
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	47,873	36,398
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	1,977	1,173
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	13,660	12,614
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	108,957	106,344
		957,490
Total U.S. Treasury bonds & notes		10,243,531
Federal agency bonds & notes 0.80%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	92	91
Fannie Mae 0.75% 10/8/2027	21,700	20,622
Fannie Mae 0.875% 8/5/2030 (f)	63,500	56,081
Federal Home Loan Bank 3.25% 11/16/2028	56,500	56,220
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,108
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,960
Tennessee Valley Authority 4.875% 5/15/2035	30,000	31,355
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,608
Tennessee Valley Authority 5.88% 4/1/2036	3,625	4,099
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048	3,300	3,239
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	1,162	1,130
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	747	742
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	3,430	3,387
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	990	978
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	650	640
U.S. Government Securities Fund — Page 26 of 34

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		USD585	$572
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		705	683
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		720	688
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	518
			191,721
Total bonds, notes & other debt instruments (cost: $21,191,941,000)			20,969,872
Short-term securities 18.26% U.S. Treasury bills 11.64%	Weighted average yield at acquisition
U.S. Treasury 12/4/2025	4.075%	350,000	349,887
U.S. Treasury 12/9/2025	3.631	150,000	149,871
U.S. Treasury 12/18/2025	4.102	500,000	499,080
U.S. Treasury 12/30/2025	3.626	200,000	199,378
U.S. Treasury 1/29/2026	3.646	300,000	298,131
U.S. Treasury 2/5/2026	3.718	500,000	496,569
U.S. Treasury 2/19/2026	3.727	300,000	297,533
U.S. Treasury 3/17/2026	3.739	100,000	98,909
U.S. Treasury 3/24/2026	3.605	400,000	395,339
			2,784,697
Money market investments 6.62%		Shares
Capital Group Central Cash Fund 3.94% (h)(i)		15,852,947	1,585,136
Total short-term securities (cost: $4,369,707,000)			4,369,833
Options purchased (equity style) 0.00%
Options purchased (equity style)*			808
Total options purchased (equity style) (cost: $6,139,000)			808
Total investment securities 105.87% (cost: $25,567,787,000)			25,340,513
Total options written† 0.00% (premium received: $324,000)			(238)
Other assets less liabilities (5.87)%			(1,404,728)
Net assets 100.00%			$23,935,547
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	1,318	12/12/2025	USD96.50	USD329,500	$8
3 Month SOFR Futures Option	1,318	12/12/2025	97.00	329,500	8
3 Month SOFR Futures Option	1,318	12/12/2025	97.50	329,500	8
3 Month SOFR Futures Option	10,150	12/12/2025	98.00	2,537,500	64
3 Month SOFR Futures Option	2,924	3/13/2026	96.63	731,000	421
					$509
U.S. Government Securities Fund — Page 27 of 34

unaudited
*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Put
3 Month SOFR Futures Option	47,840	12/12/2025	USD95.69	USD11,960,000	$299
					$808
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	2,924	3/13/2026	USD96.81	USD(731,000)	$(238)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
30 Day Federal Funds Futures	Long	246	2/2/2026	USD98,761	$10
30 Day Federal Funds Futures	Long	233	3/2/2026	93,601	50
3 Month SOFR Futures	Short	23	3/18/2026	(5,535)	(2)
3 Month SOFR Futures	Long	193	6/17/2026	46,537	(258)
3 Month SOFR Futures	Long	1,104	9/16/2026	266,878	(248)
3 Month SOFR Futures	Short	766	9/20/2028	(185,410)	(27)
2 Year U.S. Treasury Note Futures	Long	74,544	4/6/2026	15,569,214	1,656
5 Year U.S. Treasury Note Futures	Long	30,927	4/6/2026	3,394,722	4,455
10 Year Ultra U.S. Treasury Note Futures	Short	3,384	3/31/2026	(393,232)	(1,964)
10 Year U.S. Treasury Note Futures	Short	10,472	3/31/2026	(1,186,936)	1,342
20 Year U.S. Treasury Bond Futures	Long	2,766	3/31/2026	324,832	864
30 Year Ultra U.S. Treasury Bond Futures	Long	5,466	3/31/2026	661,044	5,099
					$10,977
U.S. Government Securities Fund — Page 28 of 34

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD51,352	$12	$—	$12
4.184%	Annual	SOFR	Annual	1/10/2026	51,352	11	—	11
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	3	—	3
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	88	—	88
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	43	—	43
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	29	—	29
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	25	—	25
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	25	—	25
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	20	—	20
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	19	—	19
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	616	—	616
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	612	—	612
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	1,520	—	1,520
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	781	—	781
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	1,868	—	1,868
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	1,654	—	1,654
4.659%	Annual	SOFR	Annual	5/17/2026	560,900	2,206	—	2,206
SOFR	Annual	3.848%	Annual	11/15/2026	49,153	(146)	—	(146)
SOFR	Annual	3.8045%	Annual	12/15/2026	25,400	(79)	—	(79)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	126	—	126
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	126	—	126
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	65	—	65
SOFR	Annual	4.186%	Annual	2/18/2027	682,600	(5,965)	—	(5,965)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	1,216	—	1,216
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	602	—	602
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	5,256	—	5,256
SOFR	Annual	3.2465%	Annual	9/15/2027	211,200	227	—	227
SOFR	Annual	3.249%	Annual	9/15/2027	211,170	218	—	218
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	586	—	586
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	173	—	173
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	2,318	—	2,318
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(101)	—	(101)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	1,697	—	1,697
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	(514)	—	(514)
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	(630)	—	(630)
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	(738)	—	(738)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	25,180	—	25,180
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(141)	—	(141)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(13)	—	(13)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	93	—	93
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	78	—	78
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	80	—	80
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(214)	—	(214)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(1)	—	(1)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(36)	—	(36)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(137)	—	(137)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(98)	—	(98)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	4	—	4
U.S. Government Securities Fund — Page 29 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3615%	Annual	5/31/2030	194,690	$(647)	$—	$(647)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	170	—	170
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	13,163	—	13,163
SOFR	Annual	3.326%	Annual	9/19/2032	137,995	717	—	717
SOFR	Annual	3.4225%	Annual	9/22/2032	138,970	(90)	—	(90)
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(210)	—	(210)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(495)	—	(495)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	512	—	512
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	554	—	554
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	(486)	—	(486)
SOFR	Annual	3.7175%	Annual	8/8/2035	14,824	(154)	—	(154)
SOFR	Annual	3.6965%	Annual	11/5/2035	36,438	(281)	—	(281)
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	4,843	—	4,843
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,429)	—	(1,429)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(3,109)	—	(3,109)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(3,113)	—	(3,113)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	13,240	—	13,240
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	2,772	—	2,772
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	2,752	—	2,752
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,751	—	1,751
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,645	—	1,645
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,568	—	1,568
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,540	—	1,540
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,565	—	1,565
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,846	—	1,846
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	3,273	—	3,273
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,589	—	1,589
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,538	—	1,538
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	1,756	—	1,756
SOFR	Annual	3.6765%	Annual	2/20/2054	28,973	1,456	—	1,456
SOFR	Annual	3.6815%	Annual	2/20/2054	27,800	1,373	—	1,373
SOFR	Annual	3.7205%	Annual	2/21/2054	23,227	993	—	993
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	4,466	—	4,466
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	4,324	—	4,324
						$98,156	$—	$98,156
Investments in affiliates (i)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.62%
Money market investments 6.62%
Capital Group Central Cash Fund 3.94% (h)	$1,572,898	$2,429,606	$2,417,063	$44	$(349)	$1,585,136	$16,637

U.S. Government Securities Fund — Page 30 of 34

unaudited
(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,671,000, which represented 0.04% of the net assets of the fund.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $206,862,000, which represented 0.86% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Rate represents the seven-day yield at 11/30/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
U.S. Government Securities Fund — Page 31 of 34

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $13,962,167,000. The average month-end notional amount of futures contracts while held was $23,902,276,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $9,576,101,000.
U.S. Government Securities Fund — Page 32 of 34

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,534,620	$—	$10,534,620
U.S. Treasury bonds & notes	—	10,243,531	—	10,243,531
Federal agency bonds & notes	—	191,721	—	191,721
Short-term securities	1,585,136	2,784,697	—	4,369,833
Options purchased on futures (equity style)	808	—	—	808
Total	$1,585,944	$23,754,569	$—	$25,340,513

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,476	$—	$—	$13,476
Unrealized appreciation on centrally cleared interest rate swaps	—	116,983	—	116,983
Liabilities:
Value of options written (equity style)	(238)	—	—	(238)
Unrealized depreciation on futures contracts	(2,499)	—	—	(2,499)
Unrealized depreciation on centrally cleared interest rate swaps	—	(18,827)	—	(18,827)
Total	$10,739	$98,156	$—	$108,895
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
U.S. Government Securities Fund — Page 33 of 34

unaudited
Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-022-0126
U.S. Government Securities Fund — Page 34 of 34